Matthews Japan Fund	September 30, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 98.9%
	Shares	Value
Consumer Discretionary: 22.5%
Household Durables: 5.8%
Sony Group Corp.	1,563,500	$30,375,044
Sekisui House, Ltd.	380,400	10,562,069
		40,937,113
Specialty Retail: 5.5%
Fast Retailing Co., Ltd.	84,600	28,070,043
Nitori Holdings Co., Ltd.	72,000	10,719,536
		38,789,579
Textiles, Apparel & Luxury Goods: 3.0%
Asics Corp.	1,002,800	21,066,963
Automobiles: 2.4%
Honda Motor Co., Ltd.	1,589,100	16,965,778
Automobile Components: 2.4%
Yokohama Rubber Co., Ltd.	427,900	9,617,435
Denso Corp.	465,500	6,997,116
		16,614,551
Broadline Retail: 1.9%
Isetan Mitsukoshi Holdings, Ltd.	866,000	13,594,880
Leisure Products: 1.5%
Tomy Co., Ltd.	368,300	10,101,233
Total Consumer Discretionary		158,070,097

Industrials: 22.1%
Industrial Conglomerates: 5.9%
Hitachi, Ltd.	1,224,000	32,457,223
Hikari Tsushin, Inc.	40,200	8,953,328
		41,410,551
Machinery: 4.6%
Mitsubishi Heavy Industries, Ltd.	929,400	13,888,951
Miura Co., Ltd.	448,100	11,049,418
MINEBEA MITSUMI, Inc.	378,500	7,481,604
		32,419,973
Trading Companies & Distributors: 4.1%
ITOCHU Corp.	543,900	29,313,542
Professional Services: 2.9%
Recruit Holdings Co., Ltd.	277,900	16,883,094
Timee, Inc.[b]	365,400	3,340,655
		20,223,749
Electrical Equipment: 1.4%
Mitsubishi Electric Corp.	627,200	10,173,778
Commercial Services & Supplies: 1.4%
TOPPAN Holdings, Inc.	327,800	9,756,088
Construction & Engineering: 1.1%
Kajima Corp.	411,400	7,710,949

	Shares	Value
Ground Transportation: 0.7%
Kyushu Railway Co.	169,700	$4,882,103
Total Industrials		155,890,733

Information Technology: 16.2%
Electronic Equipment, Instruments & Components: 6.0%
Keyence Corp.	72,600	34,794,434
Japan Aviation Electronics Industry, Ltd.	398,700	7,117,752
		41,912,186
Semiconductors & Semiconductor Equipment: 4.2%
Advantest Corp.	320,300	15,064,115
Renesas Electronics Corp.	990,700	14,377,700
		29,441,815
IT Services: 3.7%
NEC Corp.	138,000	13,326,159
OBIC Co., Ltd.	208,000	7,297,521
NET One Systems Co., Ltd.	218,900	5,466,422
		26,090,102
Technology Hardware, Storage & Peripherals: 2.3%
FUJIFILM Holdings Corp.	635,200	16,443,378
Total Information Technology		113,887,481

Financials: 12.5%
Financial Services: 4.2%
ORIX Corp.	1,261,700	29,522,335
Insurance: 4.2%
Tokio Marine Holdings, Inc.	798,500	29,444,245
Banks: 2.6%
Mitsubishi UFJ Financial Group, Inc.	1,787,200	18,352,044
Consumer Finance: 1.5%
Credit Saison Co., Ltd.	412,700	10,356,264
Total Financials		87,674,888

Materials: 7.8%
Chemicals: 5.5%
Shin-Etsu Chemical Co., Ltd.	744,900	31,129,667
Nippon Paint Holdings Co., Ltd.	1,005,200	7,655,533
		38,785,200
Construction Materials: 1.3%
Taiheiyo Cement Corp.	396,000	9,332,034
Metals & Mining: 1.0%
Nippon Steel Corp.	315,100	7,062,062
Total Materials		55,179,296

Health Care: 7.8%
Health Care Equipment & Supplies: 4.0%
Terumo Corp.	983,200	18,626,221
Olympus Corp.	503,800	9,576,888
		28,203,109
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Matthews Japan Fund	September 30, 2024
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Pharmaceuticals: 3.8%
Chugai Pharmaceutical Co., Ltd.	210,200	$10,188,624
Sawai Group Holdings Co., Ltd.	664,800	9,497,703
Daiichi Sankyo Co., Ltd.	216,100	7,138,293
		26,824,620
Total Health Care		55,027,729

Consumer Staples: 5.3%
Food Products: 2.5%
Ajinomoto Co., Inc.	459,600	17,787,400
Household Products: 2.1%
Unicharm Corp.	414,600	14,936,300
Consumer Staples Distribution & Retail: 0.7%
Trial Holdings, Inc.	199,400	4,848,189
Total Consumer Staples		37,571,889

Communication Services: 2.7%
Entertainment: 2.7%
Capcom Co., Ltd.	809,600	18,883,221
Total Communication Services		18,883,221

	Shares	Value

Real Estate: 2.0%
Real Estate Management & Development: 2.0%
Mitsui Fudosan Co., Ltd.	1,473,700	$13,886,461
Total Real Estate		13,886,461

Total Investments: 98.9%		696,071,795
(Cost $554,461,996)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.1%		7,759,822
Net Assets: 100.0%		$703,831,617

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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